LIABILITIES FOR FUTURE POLICYHOLDER BENEFITS - Schedule of Liability for Future Policy Benefits, Undiscounted and Discounted Expected Gross Premiums and Expected Future Benefits and Expenses (Details) - USD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Term
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments and expenses (undiscounted)	$ 6,002	$ 5,823
Expected future gross premiums (undiscounted)	7,245	7,198
Expected future benefit payments and expenses (discounted; AOCI basis)	3,449	4,274
Expected future gross premiums (discounted; AOCI basis)	3,883	5,074
Payout
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments and expenses (undiscounted)	3,947	3,066
Expected future gross premiums (undiscounted)	0	0
Expected future benefit payments and expenses (discounted; AOCI basis)	2,607	2,471
Expected future gross premiums (discounted; AOCI basis)	0	0
Payout - Non-Legacy
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments and expenses (undiscounted)	1,460	1,538
Expected future gross premiums (undiscounted)	0	0
Expected future benefit payments and expenses (discounted; AOCI basis)	801	1,089
Expected future gross premiums (discounted; AOCI basis)	0	0
Group Pension
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments and expenses (undiscounted)	730	797
Expected future gross premiums (undiscounted)	0	0
Expected future benefit payments and expenses (discounted; AOCI basis)	563	662
Expected future gross premiums (discounted; AOCI basis)	0	0
Health
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments and expenses (undiscounted)	2,510	2,687
Expected future gross premiums (undiscounted)	99	120
Expected future benefit payments and expenses (discounted; AOCI basis)	1,533	2,052
Expected future gross premiums (discounted; AOCI basis)	$ 78	$ 108